Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number Diluted Shares Outstanding Adjustment	7,140,050	7,135,050
Warrant [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	7,080,050	7,080,050
Options Held [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	60,000	55,000